Dividends - Schedule of dividends announced and paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																									12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 £ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 £ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 £ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 £ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 £ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 £ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 £ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 £ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 £ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)		$ 0.07270	£ 0.057367	$ 0.07270	£ 0.057320	$ 0.06610	£ 0.053089	$ 0.06610	£ 0.055507	$ 0.06006	£ 0.049402	$ 0.06006	£ 0.051684	$ 0.05460	£ 0.043556	$ 0.05460	£ 0.041595	$ 0.05460	£ 0.041045	$ 0.05460	£ 0.039529	$ 0.05250	£ 0.037118	$ 0.05250	£ 0.037684	$ 0.27760	£ 0.223283	$ 0.22932	£ 0.186237	$ 0.21420	£ 0.155376
Dividend paid per ordinary share		$ 1,224		$ 1,249		$ 1,152		$ 1,183		$ 1,088		$ 1,140		$ 1,061		$ 1,068		$ 1,077		$ 1,100		$ 1,062		$ 1,063		$ 4,809		$ 4,358		$ 4,304
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																										$ 1		$ 1		$ 2
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																										$ 0.07270
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share	$ 1,222